Warrant Liabilities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Oct. 20, 2023	Jan. 18, 2023
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)	27,840,000
Shares issued, price per share	$ 10
Public share		$ 0.0175	$ 0.04
Percentage of gross proceeds on total equity proceeds	60.00%
Adjustment of exercise price of warrants based on market value	115.00%
Stock price trigger for redemption of public warrants	$ 18
Class of warrant or right adjustment of redemption price of warrants or rights percent based on market value	180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days
Public warrants expiration term	5 years
Threshold period for registration statement to be effective after which warrants can be exercised	60 days
Trading day prior to the date on which the notice of exercise	10 days
Fair market value price	$ 0.361
Outstanding warrants percentage	50.00%
Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)	13,800,000
Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)	14,040,000
Ordinary share [Member] | Public Warrants [Member]
Warrant Liabilities [Line Items]
Public share	$ 9.2
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Public share	1,488,000
Stock price trigger for redemption of public warrants	$ 18
Trading day prior to the date on which the notice of exercise	10 days
Public share	$ 10
Class A Ordinary Shares [Member] | Public Warrants [Member]
Warrant Liabilities [Line Items]
Shares issued, price per share	11.5
Redemption Of Warrant Price Per Share Equals Or Exceeds Eighteen Point Zero Zero [Member]
Warrant Liabilities [Line Items]
Public share	18
Public share	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants	20 days
Redemption Of Warrant Price Per Share Equals Or Exceeds Eighteen Point Zero Zero [Member] | Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Public share	$ 18
Redemption Of Warrant Price Per Share Equals Or Exceeds Ten Point Zero Zero [Member]
Warrant Liabilities [Line Items]
Public share	$ 0.1
Minimum threshold written notice period for redemption of public warrants	30 days
Redemption Of Warrant Price Per Share Equals Or Exceeds Ten Point Zero Zero [Member] | Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Shares issued, price per share	$ 10
Warrant [Member]
Warrant Liabilities [Line Items]
Threshold trading days for redemption of public warrants	20 days
Initial Business Combination [Member]
Warrant Liabilities [Line Items]
Public share	$ 9.2
Redemption of Warrants [Member]
Warrant Liabilities [Line Items]
Warrant price per share	$ 10